Victory Pioneer High Yield VCT Portfolio Investment Objectives and Goals - Victory Pioneer High Yield VCT Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Victory Pioneer High Yield VCT Portfolio Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Victory Pioneer High Yield VCT Portfolio (the “Fund”) seeks to maximize total return through a combination of income and capital appreciation.